Currency Gains / (Losses) (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Currency Gains and Losses Included in Income from Operations

Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Included in Revenue	20	(1)	1	(2)	3
Included in Cost of sales		—	2	—	—
Included in Other (losses) / gains – net		(1)	3	4	3

Total		(2)	6	2	6

Realized exchange (losses) / gains on foreign currency derivatives – net	20	—	(1)	1	1
Unrealized (losses) / gains on foreign currency derivatives – net	20	(1)	4	1	3
Exchanges (losses) / gains from the remeasurement of monetary assets and liabilities – net		(1)	3	—	2

Total		(2)	6	2	6